RELATED PARTY TRANSACTIONS - Consolidated Statements of Loss and Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Loss on remeasurement of deferred and contingent consideration	€ 0	€ 9,276
Professional fees	3,024	1,481
Shareholder
RELATED PARTY TRANSACTIONS
Revenue from related parties	115	23
Key management personnel
RELATED PARTY TRANSACTIONS
Total compensation for salaries and short-term employee benefits	8,495	4,559
Employees
RELATED PARTY TRANSACTIONS
Total compensation for salaries and short-term employee benefits	331	0
Former Managing Director of Oryx
RELATED PARTY TRANSACTIONS
Loss on remeasurement of deferred and contingent consideration	0	9,276
Interest expense on deferred and contingent consideration	52	266
Legal fees	25	0
Non-executive director
RELATED PARTY TRANSACTIONS
Professional fees	€ 98	€ 0